Net finance costs (Tables)	12 Months Ended
Jun. 30, 2018
Net finance costs
Schedule of net finance costs, finance income

		2018	2017	2016
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Dividends received from investments		520	59	23
Notional interest received		5	1	114
Interest received on		1 191	1 508	1 682
other long-term investments		32	36	30
loans and receivables		359	349	316
cash and cash equivalents		800	1 123	1 336

Per income statement		1 716	1 568	1 819
Less: notional interest		(5)	(1)	(114)
Less: interest received on tax		(146)	(103)	(72)

Per the statement of cash flows		1 565	1 464	1 633

Schedule of net finance costs, finance costs

		2018	2017	2016
for the year ended 30 June	Note	Rm	Rm	Rm
Finance costs
Debt		4 166	3 463	2 696
debt		3 880	3 162	2 599
interest rate swap - net settlements		286	301	97
Preference share dividends		963	989	981
Finance leases (refer note 16)		483	86	76
Other(1)		291	378	26

		5 903	4 916	3 779
Amortisation of loan costs	16	462	279	157
Notional interest	31	962	834	657

Total finance costs		7 327	6 029	4 593
Amounts capitalised to assets under construction	18	(3 568)	(2 764)	(2 253)

Per income statement		3 759	3 265	2 340

Total finance costs before amortisation of loan costs and notional interest		5 903	4 916	3 779
Less: interest accrued on long-term debt	16	(878)	(956)	(530)
Less: interest accrued on tax payable¹		(228)	(348)	—

Per the statement of cash flows		4 797	3 612	3 249

(1)	Interest accrued on tax payable relates mainly to our tax litigation claim. Refer to note 12.